Real Estate Real Estate (Details 14) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 42,567,000		$ 25,460,996		$ 5,569,678
Real estate asset acquisitions and contributions
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	42,567,000		25,461,000
Restricted Cash Additions	29,910,000
Restricted Cash Utilizations	12,804,000		6,878,653
Rent Abatement Reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	340,000	[1]	4,334,000	[1]
Restricted Cash Additions	0	[1]
Restricted Cash Utilizations	3,994,000	[1]
Tenant Improvement Reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	39,266,000	[2]	18,723,000	[2]
Restricted Cash Additions	27,657,000	[2]
Restricted Cash Utilizations	7,114,000	[2]
Midland Mortgage Loan Reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	453,000	[3]	453,000	[3]
Restricted Cash Additions	0	[3]
Restricted Cash Utilizations	0	[3]
Real Estate Tax Reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	784,000	[4]	41,000	[4]
Restricted Cash Additions	743,000	[4]
Restricted Cash Utilizations	0	[4]
Property Insurance Reserves
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	483,000	[4]	204,000	[4]
Restricted Cash Additions	279,000	[4]
Restricted Cash Utilizations	0	[4]
Deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	15,000	[5]	10,000	[5]
Restricted Cash Additions	5,000	[5]
Restricted Cash Utilizations	0	[5]
Midland Mortgage Loan Restricted Lockbox
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	1,226,000	[6]	1,696,000	[6]
Restricted Cash Additions	1,226,000	[6]
Restricted Cash Utilizations	$ 1,696,000	[6]

[1]	Represents a rent abatement escrow funded by the seller for base rent as specified per the terms of the lease. Deductions represent rent earned during the period for certain properties.
[2]	Additions represent tenant improvement reserves either funded by the seller or the Company and held by the lender for acquisitions made in the current period. The most significant of these reserves is $21.0 million and $4.6 million for the Digital Globe tenant improvements and tenant improvements for a new lease executed at an existing property, respectively. Deductions represent tenant improvement reimbursements made to certain tenants during the current period.
[3]	Represents a deferred maintenance reserve funded by the Company as part of the refinancing that occurred on February 28, 2013 whereby certain properties became collateral for the Midland Mortgage Loan, as discussed in Note 5, Debt. Additions represent interest earned during the period.
[4]	Additions represent monthly funding or real estate taxes and insurance by the tenant during the current period.
[5]	Addition represents a required impressed balance in the lender-controlled account for the Ace Hardware property which was acquired during the current period.
[6]	As part of the terms of the Midland Mortgage Loan, as discussed in Note 5, Debt, rent collections from the eight properties which serve as collateral thereunder are received in a designated cash collateral account which is controlled by the lender until the designated payment date, as defined in the loan agreement, and the excess cash is transferred to the appropriate property operating accounts.